Offerings	Jul. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Inducement Performance Stock Unit Awards
Amount Registered | shares	810,733
Proposed Maximum Offering Price per Unit	104.38
Maximum Aggregate Offering Price	$ 84,624,310.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,686.62
Offering Note	(a) In the event of a stock split, stock dividend or similar transaction involving the Registrant's Class A common stock, $0.0001par value per share ("Class A Common Stock"), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act").

(b) The Proposed Maximum Offering Price Per Share is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($107.90) and low ($100.86) prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on July 14, 2026.

(c) The Registrant does not have any fee offsets.

(d) Rounded up to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Inducement Restricted Stock Unit Awards
Amount Registered | shares	375,000
Proposed Maximum Offering Price per Unit	104.38
Maximum Aggregate Offering Price	$ 39,142,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,405.58
Offering Note	(a) In the event of a stock split, stock dividend or similar transaction involving the Class A Common Stock, the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act.

(b) The Proposed Maximum Offering Price Per Share is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($107.90) and low ($100.86) prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on July 14, 2026.

(c) The Registrant does not have any fee offsets.

(d) Rounded up to the nearest cent.